Income Taxes - Schedule of Loss from Domestic and Foreign Components Before Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Domestic	¥ 383,730		¥ 560,503	¥ 400,791
Foreign	9,195		12,378	63,115
Loss before income tax expenses	¥ 392,925	$ 60,217	¥ 572,881	¥ 463,906